Regulatory Assets and Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Regulatory Assets For Pensions And Other Postretirement Benefit Plans
Regulatory Assets And Liabilities [Line Items]
Portion related to current acquisition	$ 43,484
Environmental Clean Up Costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets recovery period	7 years